TAXATION - Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Current			¥ (247,166)	¥ (157,526)
Deferred	¥ (61,606)	$ (8,810)	12,937	43,152
Income tax expenses	(557,510)	$ (79,723)	¥ (234,229)	¥ (114,374)
Chinese mainland
TAXATION
Current	(397,309)
Deferred	(61,606)
Other jurisdictions
TAXATION
Current	¥ (98,595)